Interim Condensed Consolidated Statements of Changes in Equity (unaudited) - CAD ($) $ in Millions	Total	Common shares [member]	Issued capital [member] Preferred shares [member]	Issued capital [member] Common shares [member]	Treasury shares [member] Preferred shares [member]	Treasury shares [member] Common shares [member]	Retained earnings [member]	Other components of equity [member]	Equity attributable to shareholders [member]	Non-controlling interests [member]	FVOCI securities and loans [member] Other components of equity [member]	Foreign currency translation reserve [member] Other components of equity [member]	Cash flow hedge reserve [member] Other components of equity [member]
Balance at beginning of period at Oct. 31, 2018	$ 79,861		$ 6,306	$ 17,635	$ 3	$ (18)	$ 51,018	$ 4,823	$ 79,767	$ 94	$ (12)	$ 4,147	$ 688
Changes in equity
Issues of share capital	399		350	49					399
Common shares purchased for cancellation	(359)	$ (46)		(46)			(313)		(359)
Redemption of preferred shares	(950)		(950)						(950)
Sales of treasury shares	2,926				125	2,801			2,926
Purchases of treasury shares	(3,015)				(128)	(2,887)			(3,015)
Share-based compensation awards	(6)	49					(6)		(6)
Dividends on common shares	(2,873)						(2,873)		(2,873)
Dividends on preferred shares and other	(139)						(139)		(139)
Other	7						7		7
Net income	6,402						6,396		6,396	6
Total other comprehensive income (loss), net of taxes	(332)						(475)	142	(333)	1	69	670	(597)
Balance at end of period at Apr. 30, 2019	81,921		5,706	17,638		(104)	53,615	4,965	81,820	101	57	4,817	91
Balance at beginning of period at Jan. 31, 2019	80,626		6,406	17,601	0	(36)	52,184	4,374	80,529	97	(43)	4,119	298
Changes in equity
Issues of share capital	38			38					38
Common shares purchased for cancellation	(11)	(1)		(1)			(10)		(11)
Redemption of preferred shares	(700)		(700)						(700)
Sales of treasury shares	1,315				43	1,272			1,315
Purchases of treasury shares	(1,383)				(43)	(1,340)			(1,383)
Share-based compensation awards	(8)	38					(8)		(8)
Dividends on common shares	(1,466)						(1,466)		(1,466)
Dividends on preferred shares and other	(65)						(65)		(65)
Other	5						5		5
Net income	3,230						3,226		3,226	4
Total other comprehensive income (loss), net of taxes	340						(251)	591	340		100	698	(207)
Balance at end of period at Apr. 30, 2019	81,921		5,706	17,638		(104)	53,615	4,965	81,820	101	57	4,817	91
Balance at beginning of period (Previously stated [member]) at Oct. 31, 2019	83,625		5,706	17,645	1	(58)	55,981	4,248	83,523	102	33	4,221	(6)
Balance at beginning of period (Transition adjustment (Note 2)) at Oct. 31, 2019	(107)						(107)		(107)
Balance at beginning of period (Balance After IFRS Adjustments) at Oct. 31, 2019	83,518		5,706	17,645	1	(58)	55,874	4,248	83,416	102	33	4,221	(6)
Balance at beginning of period at Oct. 31, 2019	83,625
Changes in equity
Issues of share capital	44		0	44	0	0	0	0	44	0	0	0	0
Common shares purchased for cancellation	(814)	(97)	0	(97)	0	0	(717)	0	(814)	0	0	0	0
Redemption of preferred shares	(8)		(8)	0	0	0	0	0	(8)	0	0	0	0
Sales of treasury shares	3,234		0	0	63	3,171	0	0	3,234	0	0	0	0
Purchases of treasury shares	(3,251)		0	0	(63)	(3,188)	0	0	(3,251)	0	0	0	0
Share-based compensation awards	0	44	0	0	0	0	0	0	0	0	0	0	0
Dividends on common shares	(3,034)		0	0	0	0	(3,034)	0	(3,034)	0	0	0	0
Dividends on preferred shares and other	(133)		0	0	0	0	(129)	0	(129)	(4)	0	0	0
Other	(79)		0	0	0	0	(78)	0	(78)	(1)	0	0	0
Net income	4,990		0	0	0	0	4,988	0	4,988	2	0	0	0
Total other comprehensive income (loss), net of taxes	573		0	0	0	0	562	5	567	6	(856)	2,038	(1,177)
Balance at end of period at Apr. 30, 2020	85,040		5,698	17,592	1	(75)	57,466	4,253	84,935	105	(823)	6,259	(1,183)
Balance at beginning of period (Previously stated [member]) at Jan. 31, 2020	84,061		5,698	17,577	1	(72)	56,279	4,472	83,955	106	206	4,454	(188)
Changes in equity
Issues of share capital	26		0	26	0	0	0	0	26	0	0	0	0
Common shares purchased for cancellation	(87)	(11)	0	(11)	0	0	(76)	0	(87)	0	0	0	0
Redemption of preferred shares	0		0	0	0	0	0	0	0	0	0	0	0
Sales of treasury shares	1,635		0	0	30	1,605	0	0	1,635	0	0	0	0
Purchases of treasury shares	(1,638)		0	0	(30)	(1,608)	0	0	(1,638)	0	0	0	0
Share-based compensation awards	(2)	$ 26	0	0	0	0	(2)	0	(2)	0	0	0	0
Dividends on common shares	(1,538)		0	0	0	0	(1,538)	0	(1,538)	0	0	0	0
Dividends on preferred shares and other	(67)		0	0	0	0	(64)	0	(64)	(3)	0	0	0
Other	243		0	0	0	0	244	0	244	(1)	0	0	0
Net income	1,481		0	0	0	0	1,484	0	1,484	(3)	0	0	0
Total other comprehensive income (loss), net of taxes	926		0	0	0	0	1,139	(219)	920	6	(1,029)	1,805	(995)
Balance at end of period at Apr. 30, 2020	$ 85,040		$ 5,698	$ 17,592	$ 1	$ (75)	$ 57,466	$ 4,253	$ 84,935	$ 105	$ (823)	$ 6,259	$ (1,183)